Derivative financial instruments (Narrative) (Details) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2019		Dec. 31, 2018
Disclosure of offsetting of financial assets [line items]
Derivative financial assets	[2]	£ 244,186	[1]	£ 222,538
Disclosure of offsetting of financial liabilities [line items]
Derivative financial liabilities	[2]	243,103	[1]	219,643
Derivative financial liabilities [member]
Disclosure of offsetting of financial liabilities [line items]
Increase (decrease) in financial liabilities		23,000
IFRS netting posted against derivative liabilities		40,000		21,000
Non-cash assets pledged as collateral		4,000		3,000
Derivative liability expsoures		222,000		202,000
Derivative financial liabilities [member] | Cash collateral netted [Member]
Disclosure of offsetting of financial liabilities [line items]
IFRS netting posted against derivative liabilities		6,000		3,000
Derivative liability expsoures		36,000		30,000
Derivative financial assets [member]
Disclosure of offsetting of financial assets [line items]
Increase (decrease) in financial assets		22,000
IFRS netting posted against derivative assets		40,000		21,000
Non-cash collateral		5,000		6,000
Derivative asset exposures		223,000		203,000
Derivative financial assets [member] | Cash collateral netted [Member]
Disclosure of offsetting of financial assets [line items]
IFRS netting posted against derivative assets		5,000		2,000
Derivative asset exposures		£ 37,000		£ 31,000

[1]

Barclays adopted the accounting standard IFRS 16 on 1 January 2019. The impact on adoption was an increase in property, plant and equipment of £ 1.6 bn, an increase in other liabilities of £ 1.6 bn, with no material impact on retained earnings

[2]	For notes to the Financial Statements see pages 55 to 83